Share-based compensation plans and shares held in trust - Narrative (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of share-based compensation	3 years
Nominal value $ million | Shares held by employee share trusts
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	22.6	24.2
Number of ADSs (million) | Shares held by employee share trusts
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding (in shares)	4.1	6.8
Bottom of range | Share awards under PSP and LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of share-based compensation	0.00%
Top of range | Share awards under PSP and LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage of share-based compensation	200.00%